UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1.	Report to Shareholders.

ANNUAL REPORT

JUNE 30, 2019

International High Dividend | High Dividend Equity | Small Cap Value

Value | Emerging Markets High Dividend | Enhanced Equity Income

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.cullenfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.cullenunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-485-8586 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Cullen Funds Trust	Shareholder Letter
June 30, 2019 (Unaudited)

August 27, 2019

Retail Class Performance for the twelve months ended June 30, 2019 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	9.74%
S&P 500 Index	10.42%
Cullen International High Dividend Fund	-0.04%
MSCI EAFE Index	1.60%
Cullen Small Cap Value Fund	-2.28%
Russell 2500 Value Index	-1.92%
Cullen Value Fund	9.48%
S&P 500 Index	10.42%
Cullen Emerging Markets High Dividend Fund	0.66%
MSCI Emerging Markets Index	1.21%
Cullen Enhanced Equity Income Fund	8.69%
CBOE S&P 500 BuyWrite Index	3.18%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 48 - 55 of this annual report. Past performance is no guarantee of future results.

Portfolio Review High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Industrials and Consumer Staples as well as an overweight allocation to Real Estate. Stock selection within Health Care and Energy partially offset relative performance.

Portfolio Review International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Industrials and Energy as well as an underweight allocation in Utilities. Partially offsetting relative performance during the period was the Fund’s stock selection within Health Care and Financials.

Portfolio Review Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to stock selection within Financials and Industrials as well as the Fund’s underweight exposure to Utilities and Real Estate. Partially offsetting relative performance was the Fund’s stock selection in Consumer Discretionary and Health Care.

Portfolio Review Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to stock selection in Industrials and Energy as well as an overweight allocation to Energy. The Fund’s stock selection in the Health Care and Information Technology partially offset relative performance.

Portfolio Review Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to stock selection in the Financials and Energy sectors. Partially offsetting relative performance was stock selection in Real Estate and underweight allocations in the Communication Services and Health Care sectors.

Portfolio Review-Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to the Fund’s stock selection in Energy, Real Estate and Health Care. Stock selection within Consumer Staples as well as an overweight exposure to Energy slightly offset relative performance. The Fund’s use of covered call options1 during the period contributed premiums of approximately 3.6% of average net assets during the period.

Annual Report | June 30, 2019	1

Cullen Funds Trust	Shareholder Letter
June 30, 2019 (Unaudited)

Outlook

The equity market rally to record highs by the end of 2Q2019 was driven by a significant turn in global central banking policy with the Federal Reserve now expected to cut interest rates this year, as a result of weakening US economic data and macro uncertainties including the outcome of the US-China trade war and the impact of the tariffs on the economy. The current state of “bad news is good news” for the market is evidenced by the flattening yield curve alongside peak equity levels. Valuation expansion has accounted for nearly all of the rally year-to-date as earnings expectations have continued to decline throughout the year.

A key feature of this record bull market is the persistent outperformance of Growth over Value. By almost any measure, Growth is trading at a historic valuation premium to Value and fund flows into Growth and Technology funds are at extreme levels. Value is trading at its largest discount to the market and offers the largest premium over the last 30 years. The considerable outperformance of Growth over Value has been attributed to the indexation and saturation of passive products which are pro-momentum, the perception that disruptive technologies have impaired wide swaths of companies in the Value space, and unconventional monetary policy (negative interest rates, quantitative easing2). A number of events could trigger a reversal, including a market decline resulting in the liquidation of passive vehicles, increasing technology regulation or a reversal of the extreme crowding in Growth stocks.

With multiple expansion the major contributor to returns this market cycle, the underperformance of Value can partially be attributed to the greater benefit Growth has experienced from multiple expansion. Valuation dispersion within the S&P 500 is at cycle highs, marking a significant hurdle for future returns on the most richly valued part of the market.

As long term value investors, we try to ignore the short term distractions, like trade wars, interest rate swings, high debt levels, and so on. However there is one historical trend that is going to be interesting to see play out. That is the fact that this year, 2019, is a presidential pre-election year. History shows that the third in the election cycle, this year, is when the market is the strongest, as a first-term president looks to get re-elected (Strategas, September 2012). The average annual percentage gain for the market from 1935 to 2011 was just under 10%, so the pre- election year performance has been extraordinary. The only exception was President Obama’s experience. Every other president, to one degree or another, had a strong economy in the pre-election year working for them.

If the Trump presidency doesn’t completely collapse, a compelling argument exists for a market much stronger than average this year because of 2019’s place in the presidential election cycle. Forgetting the short term, for the long term investor there certainly seems to be enough reason for caution. Therefore sticking with stocks with attractive valuations and good dividend yields may be more timely than usual.

In conclusion, our experience and studies suggest that a market participant who focused on a price discipline and invested for the long term did far better than one who reacted to the political and macro-economic headlines of the day. We believe it is an additionally good time to remind of the importance of a safety net, and history shows that an investment strategy that combines a low price/earnings price discipline3, high dividend yield4, and dividend growth5 are factors that can help when the market turns down.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

1	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

2	Quantitative easing is a monetary policy in which a central bank purchases government securities or other securities from the market in order to increase the money supply and encourage lending and investment.

3	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

4	A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

5	Dividend growth is the annualized percentage rate of growth that a particular stock's dividend undergoes over a period of time.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
June 30, 2019 (Unaudited)

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (08/19)

Annual Report | June 30, 2019	3

Cullen International High Dividend Fund – Retail Class	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund – Retail Class	-0.04%	-0.93%	5.03%	2.84%
MSCI EAFE Index	1.60%	2.74%	7.40%	4.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

4	www.cullenfunds.com

Cullen International High Dividend Fund – Class C	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund – Class C	-0.70%	-1.65%	4.26%	2.10%
MSCI EAFE Index	1.60%	2.74%	7.40%	4.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	5

Cullen International High Dividend Fund – Class I	Fund Performance
June 30, 2019 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund – Class I	0.34%	-0.65%	5.31%	3.12%
MSCI EAFE Index	1.60%	2.74%	7.40%	4.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

6	www.cullenfunds.com

Cullen International High Dividend Fund – Class R1	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen International High Dividend Fund – Class R1	-0.43%	-1.35%	3.12%
MSCI EAFE Index	1.60%	2.74%	5.93%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	7

Cullen International High Dividend Fund – Class R2	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen International High Dividend Fund – Class R2	-0.19%	-1.10%	3.39%
MSCI EAFE Index	1.60%	2.74%	6.00%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	10 Year	Annualized Since Inception (8/1/03)
Cullen High Dividend Equity Fund – Retail Class	9.74%	7.23%	11.54%	8.14%
S&P 500® Index	10.42%	10.71%	14.70%	9.37%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	9

Cullen High Dividend Equity Fund – Class C	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class C	8.88%	6.42%	10.70%	6.68%
S&P 500® Index	10.42%	10.71%	14.70%	8.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

10	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class I	Fund Performance
June 30, 2019 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class I	10.02%	7.49%	11.81%	7.74%
S&P 500® Index	10.42%	10.71%	14.70%	8.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	11

Cullen High Dividend Equity Fund – Class R1	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen High Dividend Equity Fund – Class R1	9.14%	6.69%	9.93%
S&P 500® Index	10.42%	10.71%	13.26%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

12	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class R2	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen High Dividend Equity Fund – Class R2	9.45%	6.97%	10.27%
S&P 500® Index	10.42%	10.71%	13.22%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	13

Cullen Small Cap Value Fund – Retail Class	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Retail Class	-2.28%	0.01%	6.62%
Russell 2500™ Value Index	-1.92%	5.55%	11.68%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

14	www.cullenfunds.com

Cullen Small Cap Value Fund – Class C	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class C	-3.01%	-0.73%	5.84%
Russell 2500™ Value Index	-1.92%	5.55%	11.68%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	13

Cullen Small Cap Value Fund – Class I	Fund Performance
June 30, 2019 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class I	-2.07%	0.21%	6.86%
Russell 2500™ Value Index	-1.92%	5.55%	11.68%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $1,000,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

16	www.cullenfunds.com

Cullen Value Fund – Retail Class	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Retail Class	9.48%	7.14%	10.87%
S&P 500® Index	10.42%	10.71%	13.75%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	17

Cullen Value Fund – Class C	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class C	8.64%	6.33%	10.04%
S&P 500® Index	10.42%	10.71%	13.75%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

18	www.cullenfunds.com

Cullen Value Fund – Class I	Fund Performance
June 30, 2019 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class I	9.74%	7.38%	11.14%
S&P 500® Index	10.42%	10.71%	13.75%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	19

Cullen Emerging Markets High
Dividend Fund – Retail Class	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Retail Class	0.66%	1.14%	3.46%
MSCI Emerging Markets Index	1.21%	2.49%	4.02%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

20	www.cullenfunds.com

Cullen Emerging Markets High
Dividend Fund – Class C	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Class C	-0.08%	0.38%	2.68%
MSCI Emerging Markets Index	1.21%	2.49%	4.02%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	21

Cullen Emerging Markets High
Dividend Fund – Class I	Fund Performance
June 30, 2019 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Class I	0.93%	1.42%	3.74%
MSCI Emerging Markets Index	1.21%	2.49%	4.02%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

22	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Retail Class	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Retail Class	8.69%	7.12%
CBOE S&P 500 BuyWrite	3.18%	7.03%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	23

Cullen Enhanced Equity Income Fund – Class C	Fund Performance
June 30, 2019 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class C	7.86%	6.35%
CBOE S&P 500 BuyWrite	3.18%	7.03%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

24	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Class I	Fund Performance
June 30, 2019 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2019

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class I	9.03%	7.40%
CBOE S&P 500 BuyWrite	3.18%	7.03%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2019	25

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2019 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, - including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid During Period
	Net Expense	Account Value	Account Value	January 1, 2019 to
	Ratio(a)	January 1, 2019	June 30, 2019	June 30, 2019(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,120.00	$6.57
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,116.10	$10.49
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,121.70	$5.26
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class R1
Actual	1.77%	$1,000.00	$1,118.00	$9.30
Hypothetical (5% return before expenses)	1.77%	$1,000.00	$1,016.02	$8.85

Class R2
Actual	1.52%	$1,000.00	$1,119.50	$7.99
Hypothetical (5% return before expenses)	1.52%	$1,000.00	$1,017.26	$7.60

26	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2019 (Unaudited)

	Net Expense	Beginning Account Value	Ending Account Value	Expenses Paid During Period January 1, 2019 to
	Ratio(a)	January 1, 2019	June 30, 2019	June 30, 2019(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,120.10	$5.26
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,116.00	$9.18
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,121.40	$3.94
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Class R1
Actual	1.50%	$1,000.00	$1,117.20	$7.87
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50

Class R2
Actual	1.25%	$1,000.00	$1,118.70	$6.57
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,138.30	$6.63
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,134.00	$10.58
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,139.80	$5.31
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,139.60	$5.31
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,134.90	$9.26
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,140.40	$3.98
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Annual Report | June 30, 2019	27

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2019 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2019 to
	Ratio(a)	January 1, 2019	June 30, 2019	June 30, 2019(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,114.30	$6.55
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,110.50	$10.47
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,115.90	$5.25
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,100.30	$5.21
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,096.20	$9.10
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,102.10	$3.91
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.

28	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2019

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.50%
Australia - 3.17%
Sonic Healthcare, Ltd.	263,530	$5,013,804

Canada - 5.11%
BCE, Inc.	55,065	2,504,356
Manulife Financial Corp.	231,600	4,210,488
Vermilion Energy, Inc.	63,300	1,375,194
		8,090,038

China - 1.43%
China Petroleum & Chemical Corp., Class H	3,338,600	2,269,412

Finland - 2.05%
UPM-Kymmene OYJ	122,000	3,242,032

France - 11.01%
BNP Paribas SA	74,865	3,555,413
Cie Generale des Etablissements Michelin SCA	33,265	4,219,450
Engie SA	174,100	2,640,908
Sanofi	30,100	2,598,150
TOTAL SA - Sponsored ADR	79,100	4,412,989
		17,426,910

Germany - 12.46%
Allianz SE	19,750	4,761,039
Daimler AG	46,350	2,578,572
Deutsche Telekom AG	195,950	3,389,458
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	18,500	4,642,723
Siemens AG	36,550	4,347,282
		19,719,074

Hong Kong - 3.26%
BOC Hong Kong Holdings, Ltd.	548,015	2,157,208
HSBC Holdings PLC	360,900	2,993,756
		5,150,964

Ireland - 2.38%
Smurfit Kappa Group PLC	124,650	3,771,689

Japan - 2.86%
Honda Motor Co., Ltd.	36,030	930,701
Nippon Telegraph & Telephone Corp.	77,335	3,598,662
		4,529,363

Netherlands - 5.20%
NN Group NV	91,200	3,671,105
Unilever NV	74,900	4,547,928
		8,219,033

		Value
	Shares	(Note 2)
Norway - 0.07%
Orkla ASA	12,155	$107,836

Russia - 2.22%
MMC Norilsk Nickel PJSC - ADR	155,850	3,509,742

Singapore - 6.28%
Ascendas Real Estate Investment Trust	2,262,200	5,216,602
Singapore Telecommunications, Ltd.	90,300	233,592
United Overseas Bank, Ltd.	232,500	4,490,189
		9,940,383

Spain - 3.18%
Iberdrola SA	504,910	5,032,852

Sweden - 2.43%
Investor AB, Class B	79,950	3,840,741

Switzerland - 15.79%
ABB, Ltd. - Sponsored ADR	178,400	3,573,352
Nestle SA	52,060	5,389,452
Novartis AG - Sponsored ADR	59,190	5,404,639
Roche Holding AG	17,370	4,886,981
UBS Group AG	87,350	1,037,963
Zurich Insurance Group AG	13,480	4,693,559
		24,985,946

Taiwan - 0.43%
ASE Technology Holding Co., Ltd.	345,000	683,124

United Kingdom - 16.17%
AstraZeneca PLC - Sponsored ADR	78,450	3,238,416
BAE Systems PLC	321,050	2,019,831
British American Tobacco PLC - Sponsored ADR	45,650	1,591,816
Diageo PLC	97,800	4,202,963
GlaxoSmithKline PLC	193,600	3,876,263
Imperial Brands PLC	49,650	1,164,463
Lloyds Banking Group PLC	4,438,640	3,189,892
Royal Dutch Shell PLC, Class B	143,360	4,698,967
Smiths Group PLC	80,650	1,602,895
		25,585,506

TOTAL COMMON STOCKS
(Cost $118,147,393)		151,118,449

PREFERRED STOCK - 0.82%
Brazil - 0.82%
Telefonica Brasil SA	99,950	1,303,792

TOTAL PREFERRED STOCK
(Cost $1,031,174)		1,303,792

See Notes to Financial Statements.
Annual Report | June 30, 2019	29

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2019

Value
(Note 2)
TOTAL INVESTMENTS 96.32%
(Cost $119,178,567)	$152,422,241

Other Assets In Excess Of Liabilities 3.68%	5,810,395

NET ASSETS 100.00%	$158,232,636

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	27.33%	$43,244,076
Health Care	15.81	25,018,253
Consumer Staples	10.76	17,004,458
Energy	8.06	12,756,562
Industrials	7.30	11,543,360
Materials	6.65	10,523,463
Communication Services	6.14	9,726,068
Consumer Discretionary	4.88	7,728,723
Utilities	4.85	7,673,760
Real Estate	3.29	5,216,602
Information Technology	0.43	683,124
TOTAL COMMON STOCKS	95.50	151,118,449

PREFERRED STOCK
Communication Services	0.82	1,303,792
TOTAL PREFERRED STOCK	0.82	1,303,792

TOTAL INVESTMENTS	96.32%	$152,422,241
Other Assets In Excess Of Liabilities	3.68	5,810,395
TOTAL NET ASSETS	100.00%	$158,232,636

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
30	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2019

		Value
	Shares	(Note 2)
COMMON STOCKS - 92.65%
Aerospace & Defense - 4.05%
Boeing Co.	60,100	$21,877,001
Raytheon Co.	247,400	43,017,912
		64,894,913

Auto Parts & Equipment - 1.74%
Johnson Controls International PLC	673,875	27,837,776

Banks - 2.94%
SunTrust Banks, Inc.	748,300	47,030,655

Biotechnology - 0.50%
Corteva, Inc.(a)	270,454	7,997,325

Chemicals - 0.83%
Dow, Inc.	270,454	13,336,087

Communications Equipment - 6.11%
Cisco Systems, Inc.	919,100	50,302,343
Corning, Inc.	1,428,350	47,464,070
		97,766,413

Distillers & Vintners - 2.94%
Diageo PLC - Sponsored ADR	273,155	47,070,069

Distributors - 3.40%
Genuine Parts Co.	526,250	54,508,975

Diversified Banks - 5.91%
Bank of America Corp.	276,950	8,031,550
HSBC Holdings PLC - Sponsored ADR	837,600	34,961,424
JPMorgan Chase & Co.	462,330	51,688,494
		94,681,468

Diversified Chemicals - 1.27%
DuPont de Nemours, Inc.	270,454	20,302,982

Electric Utilities - 3.83%
NextEra Energy, Inc.	299,100	61,273,626

Household Products - 5.42%
Kimberly-Clark Corp.	320,835	42,760,889
Unilever NV	724,170	43,971,602
		86,732,491

Industrial Conglomerates - 2.41%
3M Co.	222,730	38,608,018

Integrated Oil & Gas - 8.20%
Chevron Corp.	381,050	47,417,862
ConocoPhillips	680,915	41,535,815

		Value
	Shares	(Note 2)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, Class B - Sponsored ADR	644,600	$42,376,004
		131,329,681

Integrated Telecommunication Services - 4.51%
AT&T, Inc.	1,192,775	39,969,890
BCE, Inc.	708,380	32,217,123
		72,187,013

Miscellaneous Manufacturing - 2.68%
Siemens AG - Sponsored ADR	720,000	42,955,200

Pharmaceuticals - 15.15%
Eli Lilly & Co.	306,300	33,934,977
Johnson & Johnson	364,125	50,715,330
Merck & Co., Inc.	669,460	56,134,221
Novartis AG - Sponsored ADR	576,446	52,635,284
Pfizer, Inc.	1,133,858	49,118,729
		242,538,541

Property & Casualty Insurance - 5.97%
Chubb, Ltd.	344,845	50,792,220
Travelers Cos., Inc.	299,475	44,777,502
		95,569,722

Retail - 1.44%
Target Corp.	266,226	23,057,834

Semiconductors - 1.73%
Intel Corp.	577,900	27,664,073

Specialized REITs - 5.02%
HCP, Inc.	781,570	24,994,609
Welltower, Inc.	679,000	55,358,870
		80,353,479

Systems Software - 3.30%
Microsoft Corp.	394,535	52,851,909

Tobacco - 3.30%
Altria Group, Inc.	489,500	23,177,825
Philip Morris International, Inc.	376,719	29,583,743
		52,761,568

TOTAL COMMON STOCKS
(Cost $793,028,900)		1,483,309,818

EXCHANGE-TRADED FUNDS - 6.93%
Consumer Staples Select Sector SPDR® Fund	698,000	40,532,860
Energy Select Sector SPDR® Fund	479,000	30,517,090
Financial Select Sector SPDR® Fund	1,157,500	31,947,000

See Notes to Financial Statements.
Annual Report | June 30, 2019	31

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2019

		Value
	Shares	(Note 2)
EXCHANGE-TRADED FUNDS (continued)
Materials Select Sector SPDR® Fund	138,000	$8,073,000
		111,069,950

TOTAL EXCHANGE-TRADED FUNDS
(Cost $111,551,728)		111,069,950

TOTAL INVESTMENTS 99.58%
(Cost $904,580,628)		$1,594,379,768

Other Assets In Excess Of Liabilities 0.42%		6,621,572

NET ASSETS 100.00%		$1,601,001,340

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Health Care	15.15%	$242,538,541
Financials	14.82	237,281,845
Consumer Staples	11.66	186,564,128
Information Technology	11.14	178,282,395
Industrials	10.88	174,295,907
Energy	8.20	131,329,681
Real Estate	5.02	80,353,479
Consumer Discretionary	4.84	77,566,809
Communication Services	4.51	72,187,013
Utilities	3.83	61,273,626
Materials	2.60	41,636,394
TOTAL COMMON STOCKS	92.65	1,483,309,818

EXCHANGE-TRADED FUNDS
Consumer Staples	2.53	40,532,860
Financials	1.99	31,947,000
Energy	1.91	30,517,090
Materials	0.50	8,073,000
TOTAL EXCHANGE-TRADED FUNDS	6.93	111,069,950

TOTAL INVESTMENTS	99.58%	$1,594,379,768
Other Assets In Excess Of Liabilities	0.42	6,621,572
TOTAL NET ASSETS	100.00%	$1,601,001,340

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
32	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2019

		Value
	Shares	(Note 2)
COMMON STOCKS - 87.44%
Airlines - 3.68%
Copa Holdings SA, Class A	1,615	$157,575

Auto Manufacturers - 3.94%
REV Group, Inc.	11,700	168,597

Chemicals - 6.32%
Cabot Corp.	2,850	135,974
Huntsman Corp.	6,585	134,597
		270,571

Commercial Services - 0.51%
Robert Half International, Inc.	385	21,949

Computer Hardware - 0.51%
Avnet, Inc.	485	21,956

Computers - 6.75%
Lumentum Holdings, Inc.(a)	2,560	136,729
Sykes Enterprises, Inc.(a)	5,541	152,156
		288,885

Construction & Engineering - 4.30%
Quanta Services, Inc.	4,820	184,076

Construction Materials - 4.70%
Loma Negra Cia Industrial Argentina SA - Sponsored ADR(a)	17,220	201,474

Environmental & Facilities Services - 4.02%
Team, Inc.(a)	11,240	172,197

Food - 7.50%
Village Super Market, Inc., Class A	5,140	136,261
Weis Markets, Inc.	5,085	185,145
		321,406

Forest Products & Paper - 2.70%
Neenah, Inc.	1,715	115,848

Healthcare-Services - 6.64%
Ensign Group, Inc.	760	43,259
Magellan Health, Inc.(a)	3,250	241,248
		284,507

Home Builders - 3.14%
Taylor Morrison Home Corp.(a)	6,415	134,458

Household Products/Wares - 2.15%
Helen of Troy, Ltd.(a)	705	92,066

Insurance - 8.05%
Assured Guaranty, Ltd.	4,095	172,318

		Value
	Shares	(Note 2)
Insurance (continued)
United Insurance Holdings Corp.	12,100	$172,546
		344,864

Internet - 3.55%
Stamps.com, Inc.(a)	3,355	151,881

Leisure Time - 0.51%
Brunswick Corp.	475	21,798

Oil & Gas Exploration & Production - 1.21%
Cimarex Energy Co.	870	51,617

Oil & Gas Services - 1.05%
Oceaneering International, Inc.(a)	2,200	44,858

Regional Banks - 9.14%
Bank OZK	650	19,558
First Bancorp/Southern Pines, NC	3,400	123,828
IBERIABANK Corp.	1,740	131,979
National Bank Holdings Corp., Class A	3,200	116,160
		391,525

Savings & Loans - 3.19%
United Community Financial Corp.	14,280	136,660

Semiconductors - 3.13%
MKS Instruments, Inc.	1,720	133,971

Software - 0.75%
Progress Software Corp.	735	32,061

TOTAL COMMON STOCKS
(Cost $3,228,827)		3,744,800

EXCHANGE-TRADED FUNDS - 7.27%
IQ US Real Estate Small Cap ETF	5,000	124,089

Invesco S&P SmallCap Utilities	3,625	187,195

TOTAL EXCHANGE-TRADED FUNDS
(Cost $305,312)		311,284

TOTAL INVESTMENTS 94.71%
(Cost $3,534,139)		$4,056,084

Other Assets In Excess Of Liabilities 5.29%		226,357

NET ASSETS 100.00%		$4,282,441

(a)	Non-Income Producing Security.

See Notes to Financial Statements.
Annual Report | June 30, 2019	33

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2019

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	20.38%	$873,049
Industrials	16.45	704,394
Materials	13.72	587,893
Information Technology	11.14	476,873
Consumer Discretionary	9.35	400,203
Consumer Staples	7.50	321,406
Health Care	6.64	284,507
Energy	2.26	96,475
TOTAL COMMON STOCKS	87.44	3,744,800

EXCHANGE-TRADED FUNDS
Utilities	4.37	187,195
Real Estate	2.90	124,089
TOTAL EXCHANGE-TRADED FUNDS	7.27	311,284

TOTAL INVESTMENTS	94.71%	$4,056,084
Other Assets In Excess Of Liabilities	5.29	226,357
TOTAL NET ASSETS	100.00%	$4,282,441

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
34	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
June 30, 2019

		Value
	Shares	(Note 2)
COMMON STOCKS - 93.83%
Aerospace & Defense - 4.66%
Boeing Co.	3,025	$1,101,130
Raytheon Co.	4,475	778,113
		1,879,243

Agriculture - 1.56%
Archer-Daniels-Midland Co.	15,450	630,360

Auto Parts & Equipment - 0.99%
BorgWarner, Inc.	9,500	398,810

Communications Equipment - 4.43%
Cisco Systems, Inc.	32,600	1,784,198

Diversified Banks - 8.72%
Citigroup, Inc.	17,100	1,197,513
JPMorgan Chase & Co.	12,600	1,408,680
Wells Fargo & Co.	19,200	908,544
		3,514,737

Electronics - 2.05%
Arrow Electronics, Inc.(a)	11,600	826,732

Food Products - 3.53%
Mondelez International, Inc., Class A	26,375	1,421,613

Gold - 2.21%
Newmont Goldcorp Corp.	23,200	892,504

Health Care Equipment - 2.82%
Medtronic PLC	11,660	1,135,567

Heavy Electrical Equipment - 1.51%
ABB, Ltd. - Sponsored ADR	30,350	607,910

Household Products - 1.96%
Unilever NV	12,990	788,753

Industrial Conglomerates - 1.93%
3M Co.	4,500	780,030

Integrated Oil & Gas - 5.20%
Chevron Corp.	9,750	1,213,290
ConocoPhillips	14,450	881,450
		2,094,740

Integrated Telecommunication Services - 5.05%
AT&T, Inc.	36,615	1,226,968
Comcast Corp., Class A	19,135	809,028
		2,035,996

		Value
	Shares	(Note 2)
Investment Banking & Brokerage - 2.64%
Morgan Stanley	24,300	$1,064,583

Life & Health Insurance - 1.66%
MetLife, Inc.	13,480	669,552

Life Sciences Tools & Services - 3.28%
Thermo Fisher Scientific, Inc.	4,500	1,321,560

Miscellaneous Manufacturing - 2.94%
Siemens AG - Sponsored ADR	19,845	1,183,953

Movies & Entertainment - 2.39%
Walt Disney Co.	6,900	963,516

Oil & Gas Equipment & Services - 0.91%
Halliburton Co.	16,050	364,977

Oil & Gas Exploration & Production - 0.70%
Devon Energy Corp.	9,875	281,635

Pharmaceuticals - 13.71%
CVS Health Corp.	6,074	330,972
GlaxoSmithKline PLC - Sponsored ADR	23,600	944,472
Johnson & Johnson	5,915	823,841
Merck & Co., Inc.	15,150	1,270,328
Novartis AG - Sponsored ADR	9,600	876,576
Pfizer, Inc.	29,550	1,280,106
		5,526,295

Property & Casualty Insurance - 8.32%
Allstate Corp.	8,600	874,534
Chubb, Ltd.	8,306	1,223,391
Travelers Cos., Inc.	8,400	1,255,968
		3,353,893

Regional Banks - 2.54%
BB&T Corp.	20,850	1,024,360

Systems Software - 8.12%
Microsoft Corp.	15,850	2,123,266
Oracle Corp.	20,200	1,150,794
		3,274,060

TOTAL COMMON STOCKS
(Cost $24,417,090)		37,819,577

See Notes to Financial Statements.
Annual Report | June 30, 2019	35

Cullen Value Fund	Schedule of Investments
June 30, 2019

		Value
	Shares	(Note 2)
TOTAL INVESTMENTS 93.83%
(Cost $24,417,090)		$37,819,577

Other Assets In Excess Of Liabilities 6.17%		2,487,289

NET ASSETS 100.00%		$40,306,866

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	23.88%	$9,627,125
Health Care	19.81	7,983,422
Information Technology	14.60	5,884,990
Industrials	11.04	4,451,136
Communication Services	7.44	2,999,512
Consumer Staples	7.05	2,840,726
Energy	6.81	2,741,352
Materials	2.21	892,504
Consumer Discretionary	0.99	398,810
TOTAL COMMON STOCKS	93.83	37,819,577

TOTAL INVESTMENTS	93.83%	$37,819,577
Other Assets In Excess Of Liabilities	6.17	2,487,289
TOTAL NET ASSETS	100.00%	$40,306,866

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
36	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2019

		Value
	Shares	(Note 2)
COMMON STOCKS - 85.94%
Austria - 1.78%
Erste Group Bank AG	168,200	$6,242,735

Brazil - 2.96%
AES Tiete Energia SA	1,447,500	4,493,340
Ambev SA - ADR	1,257,080	5,870,563
		10,363,903

Chile - 2.19%
Vina Concha y Toro SA	3,618,482	7,662,825

China - 9.34%
China Construction Bank Corp., Class H	6,148,300	5,296,934
China Petroleum & Chemical Corp., Class H	6,745,025	4,584,928
China Yongda Automobiles Services Holdings, Ltd.	5,161,100	4,723,922
Ping An Insurance Group Co. of China, Ltd., Class H	829,000	9,954,325
Times China Holdings, Ltd.	4,064,200	8,137,037
		32,697,146

Egypt - 0.69%
Integrated Diagnostics Holdings PLC(a)(b)	488,261	2,416,892

Greece - 2.71%
OPAP SA	847,053	9,487,363

Hong Kong - 12.55%
AIA Group, Ltd.	979,000	10,558,617
BOC Aviation, Ltd.(a)(b)	846,020	7,104,588
IGG, Inc.	3,081,000	3,435,297
Nine Dragons Paper Holdings, Ltd.	767,000	680,429
Sands China, Ltd.	1,535,000	7,339,280
Value Partners Group, Ltd.	3,397,950	2,266,257
WH Group, Ltd.(a)(b)	3,556,000	3,605,300
Xinyi Glass Holdings, Ltd.	8,496,000	8,918,315
		43,908,083

Hungary - 0.05%
Magyar Telekom Telecommunications PLC	109,400	162,112

India - 7.51%
Bharat Electronics, Ltd.	3,263,000	5,317,989
GAIL India, Ltd.	1,337,200	6,043,092
ICICI Bank, Ltd. - Sponsored ADR	853,700	10,748,083
Power Grid Corp Of India Ltd.	1,397,500	4,188,805
		26,297,969

Indonesia - 4.98%
Bank Rakyat Indonesia Persero Tbk PT	20,756,500	6,405,829

		Value
	Shares	(Note 2)
Indonesia (continued)
Gudang Garam Tbk PT	1,087,300	$5,916,559
Indo Tambangraya Megah Tbk PT	4,121,400	5,119,842
		17,442,230

Mexico - 2.22%
PLA Administradora Industrial S de RL de CV	4,960,941	7,777,256

Panama - 1.50%
Copa Holdings SA, Class A	53,960	5,264,877

Russia - 10.09%
Globaltrans Investment PLC - Sponsored GDR(a)	886,741	8,246,692
LUKOIL PJSC - Sponsored ADR	122,950	10,330,259
MMC Norilsk Nickel PJSC - ADR	423,400	9,534,968
Sberbank of Russia PJSC - Sponsored ADR	471,640	7,206,659
		35,318,578

Singapore - 0.98%
Ascendas India Trust	3,394,480	3,412,042

South Africa - 1.59%
Mondi, Ltd.	246,500	5,547,081

South Korea - 11.37%
Hanon Systems	373,374	3,767,208
KT&G Corp.	70,300	5,997,099
Macquarie Korea Infrastructure Fund	904,170	9,240,208
Orange Life Insurance, Ltd.(a)(b)	81,635	2,237,689
Samsung Electronics Co., Ltd.	142,800	5,812,671
SK Innovation Co., Ltd.	42,350	5,831,767
SK Telecom Co., Ltd.	30,800	6,908,760
		39,795,402

Taiwan - 7.43%
Accton Technology Corp.	10,000	42,338
ASE Technology Holding Co., Ltd.	1,548,428	3,065,997
Asian Pay Television Trust	1,835,000	231,918
King Yuan Electronics Co., Ltd.	3,470,000	2,994,124
Powertech Technology, Inc.	1,096,000	2,681,820
Sinbon Electronics Co., Ltd.	1,652,500	6,038,692
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	278,450	10,906,887
Win Semiconductors Corp.	6,000	38,442
		26,000,218

Thailand - 3.44%
Thai Beverage PCL	10,873,000	6,670,059
Vinythai PCL	6,849,400	5,360,254
		12,030,313

See Notes to Financial Statements.
Annual Report | June 30, 2019	37

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2019

		Value
	Shares	(Note 2)
Turkey - 0.21%
Tupras Turkiye Petrol Rafinerileri AS	36,300	$720,922

Vietnam - 2.35%
SSI Securities Corp.	7,722,150	8,217,521

TOTAL COMMON STOCKS
(Cost $257,646,719)		300,765,468

PARTICIPATORY NOTES - 4.53%
China - 1.84%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/13/2019	777,830	2,446,184
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	227,204	1,715,534
Qingdao Haier Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/13/2019	908,958	2,288,177
		6,449,895

India - 2.69%
BSE Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 05/24/2023	212,800	1,890,083
Gail India Ltd, Expires 04/02/2020	330,500	1,493,600
Power Grid Corp Of India Ltd., Expires 11/27/2019	2,010,108	6,025,009
		9,408,692

TOTAL PARTICIPATORY NOTES
(Cost $16,115,183)		15,858,587

PREFERRED STOCK - 5.83%
Brazil - 5.83%
Itau Unibanco Holding SA	1,080,300	10,187,024
Petroleo Brasileiro SA	1,205,380	8,566,471
Telefonica Brasil SA - ADR	125,350	1,632,057
		20,385,552

TOTAL PREFERRED STOCK
(Cost $19,069,786)		20,385,552

TOTAL INVESTMENTS 96.30%
(Cost $292,831,688)		$337,009,607

Other Assets In Excess Of Liabilities 3.70%		12,983,040

NET ASSETS 100.00%		$349,992,647

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2019, the aggregate value of those securities was $23,611,161, which represents 6.75% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2019 the aggregate value of those securities was $15,364,469, which represents 4.39% of net assets.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	22.39%	$78,374,857
Consumer Staples	10.21	35,722,405
Consumer Discretionary	9.79	34,236,088
Information Technology	9.02	31,580,971
Energy	7.60	26,587,718
Industrials	7.41	25,934,146
Materials	6.03	21,122,732
Real Estate	5.53	19,326,335
Utilities	4.20	14,725,237
Communication Services	3.07	10,738,087
Health Care	0.69	2,416,892
TOTAL COMMON STOCKS	85.94	300,765,468

PREFERRED STOCK
Financials	2.91	10,187,024
Energy	2.45	8,566,471
Communication Services	0.47	1,632,057
TOTAL PREFERRED STOCK	5.83	20,385,552

PARTICIPATORY NOTES
Utilities	2.15	7,518,609
Consumer Discretionary	1.84	6,449,895
Financials	0.54	1,890,083
TOTAL PARTICIPATORY NOTES	4.53	15,858,587

TOTAL INVESTMENTS	96.30%	$337,009,607
Other Assets In Excess Of Liabilities	3.70	12,983,040
TOTAL NET ASSETS	100.00%	$349,992,647

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
38	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2019

		Value
	Shares	(Note 2)
COMMON STOCKS - 92.50%
Aerospace & Defense - 2.28%
Raytheon Co.	6,880	$1,196,294

Agriculture - 2.56%
Archer-Daniels-Midland Co.(a)	32,920	1,343,136

Auto Parts & Equipment - 2.87%
Johnson Controls International PLC(a)	36,400	1,503,684

Banks - 3.25%
SunTrust Banks, Inc.(a)	27,100	1,703,235

Biotechnology - 0.00%(b)
Corteva, Inc.(c)	0	10

Chemicals - 2.28%
Dow, Inc.	24,200	1,193,302

Communications Equipment - 5.52%
Cisco Systems, Inc.	26,050	1,425,716
Corning, Inc.(a)	44,250	1,470,428
		2,896,144

Distributors - 2.84%
Genuine Parts Co.	14,380	1,489,481

Diversified Banks - 7.52%
Bank of America Corp.	36,350	1,054,150
JPMorgan Chase & Co.	11,250	1,257,750
Wells Fargo & Co.	34,530	1,633,960
		3,945,860

Diversified Chemicals - 2.38%
DuPont de Nemours, Inc.	16,603	1,246,412

Electric - 2.34%
PPL Corp.	39,530	1,225,825

Electric Utilities - 2.35%
Duke Energy Corp.	13,950	1,230,948

Electrical Components - 3.30%
Eaton Corp. PLC	20,800	1,732,224

Food & Staples Retailing - 2.44%
Walgreens Boots Alliance, Inc.(a)	23,440	1,281,465

Household Products - 4.66%
Kimberly-Clark Corp.(a)	10,900	1,452,752
Unilever NV	16,300	989,736
		2,442,488

		Value
	Shares	(Note 2)
Integrated Oil & Gas - 10.91%
Chevron Corp.(a)	12,800	$1,592,832
ConocoPhillips	27,620	1,684,820
Exxon Mobil Corp.	19,260	1,475,894
Royal Dutch Shell PLC, Class B - Sponsored ADR	14,760	970,322
		5,723,868

Integrated Telecommunication Services - 2.89%
AT&T, Inc.	45,160	1,513,312

Pharmaceuticals - 11.08%
Johnson & Johnson	10,410	1,449,905
Merck & Co., Inc.	17,410	1,459,828
Novartis AG - Sponsored ADR	15,620	1,426,262
Pfizer, Inc.	34,040	1,474,613
		5,810,608

Property & Casualty Insurance - 5.19%
Chubb, Ltd.	8,350	1,229,872
Travelers Cos., Inc.	9,960	1,489,219
		2,719,091

Retail - 0.95%
Target Corp.	5,750	498,008

Semiconductors - 2.80%
Intel Corp.(a)	30,720	1,470,566

Specialized REITs - 4.93%
HCP, Inc.	38,720	1,238,265
Welltower, Inc.	16,520	1,346,876
		2,585,141

Telecommunications - 3.05%
Verizon Communications, Inc.	28,010	1,600,211

Tobacco - 4.11%
Altria Group, Inc.	22,600	1,070,110
Philip Morris International, Inc.	13,800	1,083,714
		2,153,824

TOTAL COMMON STOCKS
(Cost $48,946,820)		48,505,137

TOTAL INVESTMENTS 92.50%
(Cost $48,946,820)		$48,505,137

Other Assets In Excess Of Liabilities 7.50%		3,934,545

NET ASSETS 100.00%		$52,439,682

See Notes to Financial Statements.
Annual Report | June 30, 2019	39

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2019

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value
CALL OPTIONS WRITTEN (0.23%)
Archer-Daniels-Midland Co., Expires July, 2019, Exercise Price $42.00	$(1,342,320)	(329)	$(7,238)
Chevron Corp., Expires July, 2019, Exercise Price $127.00	(1,592,832)	(128)	(9,600)
Corning, Inc., Expires July, 2019, Exercise Price $32.00	(867,303)	(261)	(41,238)
Intel Corp., Expires July, 2019, Exercise Price $49.50	(818,577)	(171)	(9,747)
Johnson Controls International PLC, Expires July, 2019, Exercise Price $41.50	(1,503,684)	(364)	(23,296)
Kimberly-Clark Corp., Expires July, 2019, Exercise Price $140.00	(1,452,752)	(109)	(5,450)
SunTrust Banks, Inc., Expires July, 2019, Exercise Price $65.00	(1,703,235)	(271)	(10,840)
Walgreens Boots Alliance, Inc., Expires July, 2019, Exercise Price $55.00	(661,507)	(121)	(11,858)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $117,013)			(119,267)

TOTAL WRITTEN OPTIONS
(Premiums received $117,013)			$(119,267)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2019.
(b)	Less than 0.005% of net assets.
(c)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	15.96%	$8,368,186
Consumer Staples	13.77	7,220,913
Health Care	11.08	5,810,608
Energy	10.91	5,723,868
Industrials	8.45	4,432,202
Information Technology	8.32	4,366,710
Communication Services	5.94	3,113,523
Real Estate	4.93	2,585,141
Utilities	4.69	2,456,773
Materials	4.66	2,439,724
Consumer Discretionary	3.79	1,987,489
TOTAL COMMON STOCKS	92.50	48,505,137

TOTAL INVESTMENTS	92.50%	$48,505,137
Other Assets In Excess Of Liabilities	7.50	3,934,545
TOTAL NET ASSETS	100.00%	$52,439,682

CALL OPTIONS WRITTEN
Energy	(0.02)%	$(9,600)
Financials	(0.02)	(10,840)
Consumer Staples	(0.04)	(24,546)
Industrials	(0.05)	(23,296)
Information Technology	(0.10)	(50,985)
TOTAL CALL OPTIONS WRITTEN	(0.23)	(119,267)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
40	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2019

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$152,422,241	$1,594,379,768	$4,056,084	$37,819,577	$337,009,607	$48,505,137
Cash	3,398,814	12,603,702	269,208	3,329,386	7,989,587	1,289,268
Foreign currencies, at value (Cost $180,836, –, –, –, $988,551 and –, respectively)	180,836	–	–	–	988,633	–
Receivable for investments sold	798,769	–	48,987	–	1,463,794	3,857,081
Receivable for fund shares sold	1,038,732	1,299,026	–	35,204	318,224	63,554
Dividends receivable	2,003,788	4,332,314	1,385	45,419	3,447,738	120,093
Receivable due from Investment Advisor	–	–	28,450	7,987	–	7,221
Prepaid expenses and other assets	22,861	24,768	6,781	4,795	6,585	13,108
Total Assets	159,866,041	1,612,639,578	4,410,895	41,242,368	351,224,168	53,855,462
LIABILITIES:
Written options, at value (Premiums received –, –, –, –, – and $117,013, respectively)	–	–	–	–	–	119,267
Payable to Investment Advisor	69,668	898,107	–	–	233,395	–
Payable for investments purchased	1,144	8,031,494	–	805,696	449,150	1,054,143
Payable for shares redeemed	1,387,246	2,391,357	–	2	205,851	97,366
Distribution fees payable	3,611	82,253	128	484	4,693	4,764
Trustees' fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Accrued expenses and other liabilities	151,736	215,027	108,326	109,320	318,432	120,240
Total Liabilities	1,633,405	11,638,238	128,454	935,502	1,231,521	1,415,780
NET ASSETS	$158,232,636	$1,601,001,340	$4,282,441	$40,306,866	$349,992,647	$52,439,682

NET ASSETS CONSIST OF
Paid-in capital	$167,598,531	$898,958,774	$3,670,816	$25,899,020	$372,000,081	$54,157,711
Total distributable earnings	(9,365,895)	702,042,566	611,625	14,407,846	(22,007,434)	(1,718,029)
NET ASSETS	$158,232,636	$1,601,001,340	$4,282,441	$40,306,866	$349,992,647	$52,439,682
INVESTMENTS, AT COST	$119,178,567	$904,580,628	$3,534,139	$24,417,090	$292,831,688	$48,946,820

See Notes to Financial Statements.
Annual Report | June 30, 2019	41

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2019

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$9.55	$16.91	$11.36	$16.56	$10.26	$10.15
Net Assets	$7,202,141	$180,108,421	$414,580	$792,023	$15,576,485	$2,243,252
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	753,806	10,650,854	36,502	47,821	1,518,281	220,934

Class C:
Net Asset Value, offering and redemption price per share	$9.53	$16.69	$10.41	$16.55	$10.14	$10.17
Net Assets	$2,555,907	$54,939,893	$58,304	$404,227	$2,039,243	$5,216,393
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	268,204	3,291,138	5,601	24,426	201,165	512,678

Class I:
Net Asset Value, offering and redemption price per share	$9.63	$16.92	$11.66	$16.55	$10.33	$10.21
Net Assets	$148,416,240	$1,364,116,295	$3,809,557	$39,110,616	$332,376,919	$44,980,037
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	15,415,383	80,625,348	326,602	2,362,533	32,172,214	4,406,013

Class R1:
Net Asset Value, offering and redemption price per share	$11.17	$14.34	N/A	N/A	N/A	N/A
Net Assets	$13,760	$645,765	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	1,232	45,018	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$11.06	$14.57	N/A	N/A	N/A	N/A
Net Assets	$44,588	$1,190,966	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	4,033	81,747	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
42	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Year Ended June 30, 2019

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$8,064,406	$52,566,898	$43,032	$929,537	$19,831,993	$1,632,384
Total Investment Income	8,064,406	52,566,898	43,032	929,537	19,831,993	1,632,384
EXPENSES
Investment advisory fees (Note 6)	2,019,553	16,456,765	41,079	376,406	3,667,366	490,154
Administrative fees	76,080	444,923	9,895	18,735	126,072	25,079
Distribution fees (Note 7)
Retail	20,612	465,216	1,028	1,917	36,703	5,028
Class C	27,856	574,682	572	3,230	21,107	51,590
Class R1	60	2,444	N/A	N/A	N/A	N/A
Class R2	154	3,068	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	3,068	N/A	N/A	N/A	N/A
Registration and filing fees	72,813	88,665	45,159	44,570	58,346	48,201
Custody fees	59,972	39,253	76,304	76,191	226,883	81,978
Transfer agent fees	69,299	214,531	41,886	42,279	58,280	49,443
Legal fees	37,896	37,896	37,896	37,896	37,896	37,896
Professional fees	152,983	45,913	44,983	44,983	44,983	46,735
Shareholder reports	14,191	88,965	1,065	1,452	18,701	2,715
Trustees' fees	80,000	80,000	80,000	80,000	80,000	80,000
Other expenses	14,452	55,753	3,642	4,201	22,204	9,162
Total Expenses	2,645,921	18,601,142	383,509	731,860	4,398,541	927,981
Less expenses reimbursed from Investment Advisor(Note 6)
Retail	(23,838)	(589,880)	(33,957)	(9,085)	(26,735)	(20,624)
Class C	(8,188)	(182,163)	(4,740)	(3,850)	(3,864)	(53,061)
Class I	(547,846)	(4,434,785)	(302,130)	(431,378)	(644,374)	(429,931)
Class R1	(6)	(319)	N/A	N/A	N/A	N/A
Class R2	(27)	(3,882)	N/A	N/A	N/A	N/A
Net Expenses	2,066,016	13,390,113	42,682	287,547	3,723,568	424,365
Net Investment Income	5,998,390	39,176,785	350	641,990	16,108,425	1,208,019
Net realized gain/(loss) on:
Investments	(11,561,161)	63,184,408	89,333	1,278,338	(38,004,249)	347,196
Written options	–	–	–	–	–	1,098,970
Foreign currency related transactions	(174,981)	(862)	–	–	(118,459)	–
Total Net Realized Gain/(Loss)	(11,736,142)	63,183,546	89,333	1,278,338	(38,122,708)	1,446,166
Net change in unrealized appreciation/(depreciation) on:
Investments	2,369,500	49,648,116	(153,379)	1,620,717	17,533,035	1,299,943
Written options	–	–	–	–	–	(21,420)
Foreign currency related transactions	59,396	13,066	–	–	35,277	–
Total net change in unrealized appreciation/(depreciation)	2,428,896	49,661,182	(153,379)	1,620,717	17,568,312	1,278,523
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(9,307,246)	112,844,728	(64,046)	2,899,055	(20,554,396)	2,724,689
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,308,856)	$152,021,513	$(63,696)	$3,541,045	$(4,445,971)	$3,932,708
*Foreign taxes withheld on dividends	$987,842	$1,010,519	$–	$18,407	$1,926,770	$18,138

See Notes to Financial Statements.
Annual Report | June 30, 2019	43

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund			Cullen High Dividend Equity Fund
	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2019	June 30, 2018		June 30, 2019	June 30, 2018
OPERATIONS
Net investment income	$5,998,390	$6,986,264		$39,176,785	$40,039,571
Net realized gain/(loss)	(11,736,142)	1,146,821		63,183,546	170,477,143
Net change in unrealized appreciation/(depreciation)	2,428,896	(12,193,112)		49,661,182	(120,911,703)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,308,856)	(4,060,027)		152,021,513	89,605,011
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(278,736)	(511,930	)(a)	(22,161,670)	(23,381,907	)(b)
Class C	(72,750)	(56,009	)(c)	(6,756,074)	(6,923,971	)(d)
Class I	(6,651,477)	(6,314,206	)(e)	(176,340,851)	(148,306,960	)(f)
Class R1	(302)	(982	)(g)	(58,732)	(48,005	)(h)
Class R2	(1,485)	(2,199	)(i)	(169,168)	(151,538	)(j)
Net Decrease in Net Assets from Distributions	(7,004,750)	(6,885,326)		(205,486,495)	(178,812,381)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,866,806	3,213,208		28,284,557	16,687,745
Class C	191,127	951,828		6,098,698	3,295,329
Class I	48,687,454	100,382,650		273,043,517	294,091,447
Class R1	2,447	5,009		247,934	40,838
Class R2	19,490	4,185		103,030	102,115
Dividends reinvested
Retail	272,516	505,605		21,582,362	22,887,873
Class C	66,135	46,065		6,588,161	6,695,165
Class I	4,130,398	3,954,563		138,564,560	103,588,356
Class R1	302	982		58,732	48,005
Class R2	1,485	2,199		169,168	151,537
Shares redeemed
Retail	(4,264,793)	(35,297,145)		(67,769,121)	(166,491,258)
Class C	(630,833)	(721,282)		(18,223,300)	(31,552,469)
Class I	(128,991,423)	(53,412,664)		(428,101,287)	(299,640,635)
Class R1	(5)	(61,134)		(27,541)	(182,813)
Class R2	(36,528)	(64,280)		(200,823)	(2,605,994)
Redemption fees
Retail	1	32		671	1,021
Class C	–	128		38	4
Class I	142	179		1,944	417
Class R1	–	–		1	–
Class R2	–	–		1	6
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(78,685,279)	19,510,128		(39,578,698)	(52,883,311)
Net Increase/(Decrease) in Net Assets	(88,998,885)	8,564,775		(93,043,680)	(142,090,681)
NET ASSETS
Beginning of year	247,231,521	238,666,746		1,694,045,020	1,836,135,701
End of year	$158,232,636	$247,231,521	(k)	$1,601,001,340	$1,694,045,020

See Notes to Financial Statements.
44	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

(a)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $511,930 and realized gain of $–.
(b)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $4,927,369 and realized gain of $18,454,538.
(c)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $56,009 and realized gain of $–.
(d)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $1,052,736 and realized gain of $5,871,235.
(e)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $6,314,206 and realized gain of $–.
(f)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $33,221,409 and realized gain of $115,085,551.
(g)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $982 and realized gain of $–.
(h)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $8,403 and realized gain of $39,602.
(i)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $2,199 and realized gain of $–.
(j)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $29,419 and realized gain of $122,119.
(k)	For the year ended June 30, 2018, net assets included accumulated net investment income of $1,056,863.

See Notes to Financial Statements.
Annual Report | June 30, 2019	45

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund			Cullen Value Fund
	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2019	June 30, 2018		June 30, 2019	June 30, 2018
OPERATIONS
Net investment income/(loss)	$350	$(14,084)		$641,990	$516,466
Net realized gain	89,333	301,162		1,278,338	446,328
Net change in unrealized appreciation/(depreciation)	(153,379)	4,075		1,620,717	1,625,574
Net Increase/(Decrease) in Net Assets Resulting from Operations	(63,696)	291,153		3,541,045	2,588,368
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(20,320)	(83,878	)(a)	(11,146)	(47,328	)(b)
Class C	(3,212)	(9,966	)(c)	(2,277)	(30,889	)(d)
Class I	(185,126)	(581,573	)(e)	(620,233)	(2,482,784	)(f)
Net Decrease in Net Assets from Distributions	(208,658)	(675,417)		(633,656)	(2,561,001)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	33,414	83,051		289,385	203,045
Class C	4,900	–		220,229	21,384
Class I	197,443	291,946		1,722,518	4,235,716
Dividends reinvested
Retail	19,312	80,543		11,094	47,061
Class C	3,212	9,966		1,181	22,848
Class I	185,126	581,573		620,233	2,482,784
Shares redeemed
Retail	(47,969)	(141,950)		(175,545)	(218,173)
Class C	–	(13,070)		(56,274)	(292,253)
Class I	(19,667)	(178,584)		(1,275,836)	(3,494,516)
Redemption fees
Retail	–	–		–	–
Class C	–	–		–	–
Class I	–	–		–	–
Net Increase in Net Assets Derived from Capital Share Transactions	375,771	713,475		1,356,985	3,007,896
Net Increase in Net Assets	103,417	329,211		4,264,374	3,035,263
NET ASSETS
Beginning of year	4,179,024	3,849,813		36,042,492	33,007,229
End of year	$4,282,441	$4,179,024		$40,306,866	$36,042,492	(g)

(a)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $– and realized gain of $83,878.
(b)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $8,006 and realized gain of $39,322.
(c)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $– and realized gain of $9,966.
(d)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $1,921 and realized gain of $28,968.
(e)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $– and realized gain of $581,573.
(f)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $493,101 and realized gain of $1,989,683.
(g)	For the year ended June 30, 2018, net assets included accumulated net investment income of $27,845.

See Notes to Financial Statements.
46	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend
	Fund			Cullen Enhanced Equity Income Fund
	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2019	June 30, 2018		June 30, 2019	June 30, 2018
OPERATIONS
Net investment income	$16,108,425	$12,169,376		$1,208,019	$869,778
Net realized gain/(loss)	(38,122,708)	12,239,607		1,446,166	564,385
Net change in unrealized appreciation/(depreciation)	17,568,312	(22,899,839)		1,278,523	(2,014,819)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,445,971)	1,509,144		3,932,708	(580,656)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(527,123)	(586,670	)(a)	(110,426)	(195,055	)(b)
Class C	(63,851)	(77,535	)(c)	(246,578)	(347,997	)(d)
Class I	(13,135,891)	(13,293,832	)(e)	(2,393,360)	(2,276,042	)(f)
Net Decrease in Net Assets from Distributions	(13,726,865)	(13,958,037)		(2,750,364)	(2,819,094)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	8,404,518	5,339,790		754,253	1,812,646
Class C	61,800	568,997		1,494,221	3,463,186
Class I	144,486,033	158,380,339		15,224,481	26,011,578
Dividends reinvested
Retail	495,488	549,066		106,815	180,631
Class C	63,851	77,535		130,829	163,744
Class I	12,063,855	11,984,519		1,940,698	1,755,760
Shares redeemed
Retail	(7,699,795)	(7,836,573)		(746,579)	(1,629,771)
Class C	(414,115)	(1,226,584)		(1,474,403)	(791,840)
Class I	(199,585,266)	(69,565,246)		(12,872,793)	(5,418,192)
Redemption fees
Retail	–	368		–	–
Class C	–	–		–	–
Class I	753	625		–	122
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(42,122,878)	98,272,836		4,557,522	25,547,864
Net Increase/(Decrease) in Net Assets	(60,295,714)	85,823,943		5,739,866	22,148,114
NET ASSETS
Beginning of year	410,288,361	324,464,418		46,699,816	24,551,702
End of year	$349,992,647	$410,288,361	(g)	$52,439,682	$46,699,816

(a)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $586,670 and realized gain of $–.
(b)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $56,335 and realized gain of $138,720.
(c)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $77,535 and realized gain of $–.
(d)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $93,768 and realized gain of $254,229.
(e)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $13,293,832 and realized gain of $–.
(f)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $715,654 and realized gain of $1,560,388.
(g)	For the year ended June 30, 2018, net assets included accumulated net investment loss of $1,464,215.

See Notes to Financial Statements.
Annual Report | June 30, 2019	47

Cullen Funds Trust

			Net Realized and		Distributions
	Net Asset Value		Unrealized	Total from	from
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Distributions	End of Period

Cullen International High Dividend Fund
Retail
6/30/2019	$9.88	0.26	(0.27)	(0.01)	(0.32)	(0.32)	$9.55
6/30/2018	$10.30	0.20	(0.36)	(0.16)	(0.26)	(0.26)	$9.88
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
Class C
6/30/2019	$9.85	0.20	(0.27)	(0.07)	(0.25)	(0.25)	$9.53
6/30/2018	$10.27	0.18	(0.41)	(0.23)	(0.19)	(0.19)	$9.85
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
Class I
6/30/2019	$9.95	0.29	(0.26)	0.03	(0.35)	(0.35)	$9.63
6/30/2018	$10.37	0.30	(0.43)	(0.13)	(0.29)	(0.29)	$9.95
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
Class R1
6/30/2019	$11.49	0.27	(0.32)	(0.05)	(0.27)	(0.27)	$11.17
6/30/2018	$11.90	0.18	(0.41)	(0.23)	(0.18)	(0.18)	$11.49
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
Class R2
6/30/2019	$11.38	0.28	(0.30)	(0.02)	(0.30)	(0.30)	$11.06
6/30/2018	$11.82	0.24	(0.45)	(0.21)	(0.23)	(0.23)	$11.38
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
48	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net	Portfolio
	End of Period	to Average	to Average	before	Assets after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

(0.04%)	$7,202	1.54%	1.25%	2.45%	2.74%	39%
(1.60%)	$9,761	1.46%	1.25%	1.68%	1.89%	31%
12.72%	$41,377	1.48%	1.25%	2.43%	2.66%	41%
(6.09%)	$34,175	1.44%	1.25%	2.10%	2.29%	38%
(8.34%)	$56,893	1.39%	1.25%	2.31%	2.45%	44%

(0.70%)	$2,556	2.29%	2.00%	1.80%	2.09%	39%
(2.34%)	$3,047	2.21%	2.00%	1.55%	1.76%	31%
11.90%	$2,902	2.22%	2.00%	1.59%	1.82%	41%
(6.79%)	$3,218	2.19%	2.00%	1.45%	1.64%	38%
(9.02%)	$3,956	2.15%	2.00%	1.63%	1.78%	44%

0.34%	$148,416	1.29%	1.00%	2.71%	3.00%	39%
(1.34%)	$234,350	1.22%	1.00%	2.60%	2.82%	31%
13.02%	$194,201	1.22%	1.00%	2.53%	2.75%	41%
(5.90%)	$194,432	1.19%	1.00%	2.41%	2.61%	38%
(8.04%)	$244,026	1.14%	1.00%	2.47%	2.61%	44%

(0.43%)	$14	1.80%	1.75%	2.41%	2.46%	39%
(2.03%)	$11	1.71%	1.71%	1.52%	1.52%	31%
12.17%	$66	1.72%	1.72%	2.12%	2.12%	41%
(6.45%)	$59	1.69%	1.69%	1.72%	1.72%	38%
(8.73%)	$101	1.64%	1.64%	2.09%	2.09%	44%

(0.19%)	$45	1.54%	1.50%	2.57%	2.61%	39%
(1.80%)	$62	1.46%	1.46%	1.97%	1.97%	31%
12.52%	$121	1.47%	1.47%	2.35%	2.35%	41%
(6.23%)	$165	1.44%	1.44%	2.28%	2.28%	38%
(8.53%)	$181	1.40%	1.40%	2.43%	2.43%	44%

Annual Report | June 30, 2019	49

Cullen Funds Trust

			Net Realized and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
6/30/2019	$17.68	0.38	1.08	1.46	(0.37)	(1.86)	(2.23)	$16.91
6/30/2018	$18.61	0.38	0.52	0.90	(0.37)	(1.46)	(1.83)	$17.68
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
Class C
6/30/2019	$17.50	0.25	1.05	1.30	(0.25)	(1.86)	(2.11)	$16.69
6/30/2018	$18.46	0.24	0.52	0.76	(0.26)	(1.46)	(1.72)	$17.50
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
Class I
6/30/2019	$17.69	0.42	1.08	1.50	(0.41)	(1.86)	(2.27)	$16.92
6/30/2018	$18.62	0.43	0.52	0.95	(0.42)	(1.46)	(1.88)	$17.69
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
Class R1
6/30/2019	$15.35	0.26	0.89	1.15	(0.30)	(1.86)	(2.16)	$14.34
6/30/2018	$16.39	0.25	0.47	0.72	(0.30)	(1.46)	(1.76)	$15.35
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
Class R2
6/30/2019	$15.55	0.29	0.92	1.21	(0.33)	(1.86)	(2.19)	$14.57
6/30/2018	$16.57	0.27	0.50	0.77	(0.33)	(1.46)	(1.79)	$15.55
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
50	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net	Portfolio
	End of Period	to Average	to Average	before	Assets after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

9.74%	$180,108	1.32%	1.00%	1.88%	2.20%	41%
4.61%	$203,509	1.32%	1.00%	1.69%	2.01%	16%
11.35%	$339,568	1.32%	1.00%	1.93%	2.24%	20%
11.03%	$336,775	1.32%	1.00%	2.10%	2.42%	12%
(0.11%)	$409,564	1.32%	1.00%	1.80%	2.11%	10%

8.88%	$54,940	2.07%	1.75%	1.12%	1.44%	41%
3.85%	$62,291	2.07%	1.75%	0.95%	1.27%	16%
10.51%	$87,142	2.07%	1.75%	1.18%	1.50%	20%
10.28%	$94,658	2.07%	1.75%	1.37%	1.69%	12%
(0.93%)	$91,504	2.07%	1.75%	1.06%	1.38%	10%

10.02%	$1,364,116	1.07%	0.75%	2.13%	2.45%	41%
4.87%	$1,426,692	1.07%	0.75%	1.96%	2.28%	16%
11.63%	$1,405,326	1.07%	0.75%	2.18%	2.50%	20%
11.37%	$1,504,654	1.07%	0.75%	2.37%	2.69%	12%
0.06%	$1,635,821	1.07%	0.75%	2.05%	2.37%	10%

9.14%	$646	1.57%	1.50%	1.70%	1.77%	41%
4.09%	$374	1.57%	1.50%	1.46%	1.53%	16%
10.81%	$496	1.57%	1.50%	1.85%	1.92%	20%
10.53%	$2,981	1.57%	1.50%	1.83%	1.90%	12%
(0.67%)	$4,552	1.57%	1.50%	1.56%	1.63%	10%

9.45%	$1,191	1.57%	1.25%	1.64%	1.96%	41%
4.38%	$1,179	1.57%	1.25%	1.29%	1.61%	16%
11.04%	$3,604	1.57%	1.25%	1.67%	1.98%	20%
10.84%	$3,664	1.57%	1.25%	1.88%	2.20%	12%
(0.41%)	$3,365	1.32%	1.25%	1.83%	1.90%	10%

Annual Report | June 30, 2019	51

Cullen Funds Trust

				Net Realized and		Distributions		Distributions
	Net Asset Value			Unrealized	Total from	from		from Net
	Beginning of	Net Investment		Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)		on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
6/30/2019	$12.35	(0.02)		(0.36)	(0.38)	–		(0.61)	(0.61)	$11.36
6/30/2018	$13.88	(0.07)		0.98	0.91	–		(2.44)	(2.44)	$12.35
6/30/2017	$11.56	(0.04)		2.44	2.40	(0.00	)(d)	(0.08)	(0.08)	$13.88
6/30/2016	$14.15	(0.01)		(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
Class C
6/30/2019	$11.46	(0.10)		(0.34)	(0.44)	–		(0.61)	(0.61)	$10.41
6/30/2018	$13.14	(0.16)		0.92	0.76	–		(2.44)	(2.44)	$11.46
6/30/2017	$11.03	(0.14)		2.33	2.19	–		(0.08)	(0.08)	$13.14
6/30/2016	$13.62	(0.10)		(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
Class I
6/30/2019	$12.63	0.01		(0.37)	(0.36)	–		(0.61)	(0.61)	$11.66
6/30/2018	$14.11	(0.04)		1.00	0.96	–		(2.44)	(2.44)	$12.63
6/30/2017	$11.73	(0.01)		2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
6/30/2016	$14.32	0.02		(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
6/30/2015	$17.54	(0.00	)(d)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
Cullen Value Fund
Retail
6/30/2019	$15.35	0.23		1.21	1.44	(0.23)		–	(0.23)	$16.56
6/30/2018	$15.30	0.20		1.03	1.23	(0.19)		(0.99)	(1.18)	$15.35
6/30/2017	$13.46	0.20		1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
6/30/2016	$13.82	0.13		0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
6/30/2015	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
Class C
6/30/2019	$15.34	0.12		1.20	1.32	(0.11)		–	(0.11)	$16.55
6/30/2018	$15.28	0.09		1.04	1.13	(0.08)		(0.99)	(1.07)	$15.34
6/30/2017	$13.44	0.09		1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
6/30/2016	$13.79	0.03		0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
6/30/2015	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
Class I
6/30/2019	$15.34	0.27		1.21	1.48	(0.27)		–	(0.27)	$16.55
6/30/2018	$15.29	0.24		1.03	1.27	(0.23)		(0.99)	(1.22)	$15.34
6/30/2017	$13.44	0.24		1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29
6/30/2016	$13.80	0.16		0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44
6/30/2015	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Less than $0.01.

See Notes to Financial Statements.
52	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net	Portfolio
	End of Period	to Average	to Average	before	Assets after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

(2.28%)	$415	9.51%	1.25%	(8.47%)	(0.21%)	140%
7.38%	$440	8.02%	1.25%	(7.34%)	(0.57%)	34%
20.81%	$471	6.05%	1.25%	(5.10%)	(0.30%)	85%
(16.15%)	$863	5.53%	1.25%	(4.37%)	(0.10%)	42%
(5.88%)	$1,094	4.33%	1.25%	(3.31%)	(0.23%)	37%

(3.01%)	$58	10.29%	2.00%	(9.25%)	(0.96%)	140%
6.56%	$55	8.79%	2.00%	(8.11%)	(1.32%)	34%
19.89%	$65	6.94%	2.00%	(6.02%)	(1.09%)	85%
(16.79%)	$75	6.29%	2.00%	(5.13%)	(0.84%)	42%
(6.49%)	$87	5.24%	2.00%	(4.25%)	(1.00%)	37%

(2.07%)	$3,810	9.30%	1.00%	(8.25%)	0.05%	140%
7.62%	$3,684	7.81%	1.00%	(7.13%)	(0.32%)	34%
21.11%	$3,314	5.88%	1.00%	(4.96%)	(0.08%)	85%
(15.96%)	$4,686	5.28%	1.00%	(4.13%)	0.15%	42%
(5.79%)	$5,621	4.26%	1.00%	(3.28%)	(0.02%)	37%

9.48%	$792	2.18%	1.00%	0.28%	1.46%	5%
7.97%	$626	2.04%	1.00%	0.24%	1.28%	2%
16.19%	$595	1.99%	1.00%	0.43%	1.42%	18%
2.02%	$814	2.19%	1.00%	(0.20%)	0.99%	3%
0.77%	$914	2.10%	1.00%	(0.04%)	1.06%	11%

8.64%	$404	2.94%	1.75%	(0.42%)	0.77%	5%
7.25%	$203	2.78%	1.75%	(0.49%)	0.54%	2%
15.30%	$445	2.74%	1.75%	(0.33%)	0.66%	18%
1.29%	$401	2.96%	1.75%	(0.97%)	0.24%	3%
(0.12%)	$322	2.86%	1.75%	(0.77%)	0.34%	11%

9.74%	$39,111	1.93%	0.75%	0.54%	1.72%	5%
8.25%	$35,213	1.80%	0.75%	0.47%	1.52%	2%
16.53%	$31,968	1.74%	0.75%	0.68%	1.67%	18%
2.25%	$29,327	1.95%	0.75%	0.04%	1.24%	3%
0.88%	$28,296	1.86%	0.75%	0.23%	1.34%	11%

Annual Report | June 30, 2019	53

Cullen Funds Trust

				Net Realized and		Distributions	Distributions
		Net Asset Value		Unrealized	Total from	from	from Net
		Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year End		Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen Emerging Markets High Dividend Fund
Retail
6/30/2019		$10.55	0.42	(0.35)	0.07	(0.36)	–	(0.36)	$10.26
6/30/2018		$10.67	0.33	(0.05)	0.28	(0.40)	–	(0.40)	$10.55
6/30/2017		$9.44	0.29	1.28	1.57	(0.34)	–	(0.34)	$10.67
6/30/2016		$10.87	0.28	(1.32)	(1.04)	(0.39)	–	(0.39)	$9.44
6/30/2015		$11.57	0.22	(0.60)	(0.38)	(0.32)	–	(0.32)	$10.87
Class C
6/30/2019		$10.45	0.34	(0.35)	(0.01)	(0.30)	–	(0.30)	$10.14
6/30/2018		$10.57	0.24	(0.05)	0.19	(0.31)	–	(0.31)	$10.45
6/30/2017		$9.37	0.19	1.29	1.48	(0.28)	–	(0.28)	$10.57
6/30/2016		$10.80	0.20	(1.30)	(1.10)	(0.33)	–	(0.33)	$9.37
6/30/2015		$11.51	0.15	(0.60)	(0.45)	(0.26)	–	(0.26)	$10.80
Class I
6/30/2019		$10.61	0.45	(0.35)	0.10	(0.38)	–	(0.38)	$10.33
6/30/2018		$10.73	0.37	(0.07)	0.30	(0.42)	–	(0.42)	$10.61
6/30/2017		$9.50	0.32	1.27	1.59	(0.36)	–	(0.36)	$10.73
6/30/2016		$10.91	0.31	(1.31)	(1.00)	(0.41)	–	(0.41)	$9.50
6/30/2015		$11.60	0.27	(0.62)	(0.35)	(0.34)	–	(0.34)	$10.91
Cullen Enhanced Equity Income Fund
Retail
6/30/2019		$9.87	0.24	0.60	0.84	(0.25)	(0.31)	(0.56)	$10.15
6/30/2018		$10.66	0.23	(0.27)	(0.04)	(0.26)	(0.49)	(0.75)	$9.87
6/30/2017		$10.48	0.25	0.81	1.06	(0.28)	(0.60)	(0.88)	$10.66
6/30/2016	(d)	$10.00	0.16	0.50	0.66	(0.18)	–	(0.18)	$10.48
Class C
6/30/2019		$9.89	0.16	0.60	0.76	(0.21)	(0.27)	(0.48)	$10.17
6/30/2018		$10.67	0.15	(0.26)	(0.11)	(0.24)	(0.43)	(0.67)	$9.89
6/30/2017		$10.52	0.16	0.81	0.97	(0.26)	(0.56)	(0.82)	$10.67
6/30/2016	(d)	$10.00	0.13	0.50	0.63	(0.11)	–	(0.11)	$10.52
Class I
6/30/2019		$9.92	0.26	0.61	0.87	(0.26)	(0.32)	(0.58)	$10.21
6/30/2018		$10.70	0.26	(0.27)	(0.01)	(0.27)	(0.50)	(0.77)	$9.92
6/30/2017		$10.52	0.28	0.80	1.08	(0.28)	(0.62)	(0.90)	$10.70
6/30/2016	(d)	$10.00	0.18	0.50	0.68	(0.16)	–	(0.16)	$10.52

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Commencement of operations was December 15, 2015.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
54	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

0.66%	$15,576	1.43%		1.25%		4.01%		4.19%		77%
2.48%	$14,749	1.52%		1.25%		2.59%		2.86%		48%
16.96%	$16,755	1.57%		1.25%		2.58%		2.89%		52%
(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%
(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%

(0.08%)	$2,039	2.18%		2.00%		3.22%		3.40%		77%
1.71%	$2,412	2.28%		2.00%		1.85%		2.13%		48%
16.02%	$2,999	2.31%		2.00%		1.67%		1.98%		52%
(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%
(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%

0.93%	$332,377	1.18%		1.00%		4.22%		4.40%		77%
2.72%	$393,127	1.28%		1.00%		2.93%		3.21%		48%
17.14%	$304,710	1.32%		1.00%		2.84%		3.16%		52%
(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%
(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%

8.69%	$2,243	2.03%		1.00%		1.31%		2.34%		192%
(0.51%)	$2,064	2.05%		1.00%		1.17%		2.22%		157%
10.59%	$1,932	3.83%		1.00%		(0.51%)		2.32%		154%
6.69%	$581	7.62	%(e)	1.00	%(e)	(3.86	%)(e)	2.76	%(e)	86	%(f)

7.86%	$5,216	2.78%		1.75%		0.56%		1.59%		192%
(1.17%)	$4,961	2.80%		1.75%		0.42%		1.47%		157%
9.66%	$2,540	4.57%		1.75%		(1.29%)		1.53%		154%
6.31%	$533	8.56	%(e)	1.75	%(e)	(4.39	%)(e)	2.42	%(e)	86	%(f)

9.03%	$44,980	1.78%		0.75%		1.55%		2.58%		192%
(0.24%)	$39,675	1.80%		0.75%		1.42%		2.47%		157%
10.79%	$20,080	3.50%		0.75%		(0.16%)		2.59%		154%
6.88%	$4,275	7.56	%(e)	0.75	%(e)	(3.39	%)(e)	3.42	%(e)	86	%(f)

Annual Report | June 30, 2019	55

Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2019 all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$151,118,449	$–	$–	$151,118,449
Preferred Stock	1,303,792	–	–	1,303,792
Total	$152,422,241	$–	$–	$152,422,241

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,483,309,818	$–	$–	$1,483,309,818
Exchange-Traded Funds	111,069,950	–	–	111,069,950
Total	$1,594,379,768	$–	$–	$1,594,379,768

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$3,744,800	$–	$–	$3,744,800
Exchange-Traded Funds	311,284	–	–	311,284
Total	$4,056,084	$–	$–	$4,056,084

Annual Report | June 30, 2019	57

Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$37,819,577	$–	$–	$37,819,577
Total	$37,819,577	$–	$–	$37,819,577

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$300,765,468	$–	$–	$300,765,468
Participatory Notes(2)	–	15,858,587	–	15,858,587
Preferred Stock	20,385,552	–	–	20,385,552
Total	$321,151,020	$15,858,587	$–	$337,009,607

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$48,505,137	$–	$–	$48,505,137
Total	$48,505,137	$–	$–	$48,505,137
Other Financial Instruments
Liabilities
Written Options	$(119,267)	–	–	$(119,267)
Total	$(119,267)	–	–	$(119,267)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2019:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	(119,267)
Total		$(119,267)

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2019:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	1,098,970	(21,420)
Total		$1,098,970	$(21,420)

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the year ended June 30, 2019:

Fund	Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$10,375,253

Annual Report | June 30, 2019	59

Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Cullen International High Dividend Fund
Retail
Shares sold	194,779	305,771
Dividends reinvested	28,406	49,021
Shares redeemed	(457,437)	(3,384,501)
Net decrease in shares outstanding	(234,252)	(3,029,709)
Class C
Shares sold	19,554	91,332
Dividends reinvested	6,875	4,506
Shares redeemed	(67,472)	(69,231)
Net increase/(decrease) in shares outstanding	(41,043)	26,607
Class I
Shares sold	5,204,813	9,510,811
Dividends reinvested	428,431	383,307
Shares redeemed	(13,761,043)	(5,073,833)
Net increase/(decrease) in shares outstanding	(8,127,799)	4,820,285
Class R1
Shares sold	225	415
Dividends reinvested	27	82
Shares redeemed	(1)	(5,049)
Net increase/(decrease) in shares outstanding	251	(4,552)
Class R2
Shares sold	1,830	349
Dividends reinvested	135	185
Shares redeemed	(3,352)	(5,347)
Net decrease in shares outstanding	(1,387)	(4,813)

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Cullen High Dividend Equity Fund
Retail
Shares sold	1,686,302	896,885
Dividends reinvested	1,397,418	1,240,601
Shares redeemed	(3,941,937)	(8,871,905)
Net decrease in shares outstanding	(858,217)	(6,734,419)
Class C
Shares sold	375,431	179,053
Dividends reinvested	434,562	366,376
Shares redeemed	(1,078,600)	(1,706,600)
Net decrease in shares outstanding	(268,607)	(1,161,171)
Class I
Shares sold	16,306,903	15,740,792
Dividends reinvested	8,966,006	5,617,165
Shares redeemed	(25,292,535)	(16,186,122)
Net increase/(decrease) in shares outstanding	(19,626)	5,171,835
Class R1
Shares sold	18,180	2,521
Dividends reinvested	4,479	2,991
Shares redeemed	(2,010)	(11,405)
Net increase/(decrease) in shares outstanding	20,649	(5,893)
Class R2
Shares sold	6,603	6,201
Dividends reinvested	12,718	9,321
Shares redeemed	(13,433)	(157,146)
Net increase/(decrease) in shares outstanding	5,888	(141,624)

Cullen Small Cap Value Fund
Retail
Shares sold	3,033	6,518
Dividends reinvested	1,967	6,814
Shares redeemed	(4,144)	(11,626)
Net increase in shares outstanding	856	1,706
Class C
Shares sold	421	–
Dividends reinvested	355	904
Shares redeemed	–	(1,004)
Net increase/(decrease) in shares outstanding	776	(100)
Class I
Shares sold	18,266	22,237
Dividends reinvested	18,384	48,143
Shares redeemed	(1,710)	(13,599)
Net increase in shares outstanding	34,940	56,781

Annual Report | June 30, 2019	61

Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Cullen Value Fund
Retail
Shares sold	18,127	12,911
Dividends reinvested	704	3,001
Shares redeemed	(11,804)	(13,995)
Net increase in shares outstanding	7,027	1,917
Class C
Shares sold	14,653	1,363
Dividends reinvested	74	1,457
Shares redeemed	(3,523)	(18,698)
Net increase/(decrease) in shares outstanding	11,204	(15,878)
Class I
Shares sold	108,194	268,559
Dividends reinvested	39,298	158,482
Shares redeemed	(79,989)	(222,469)
Net increase in shares outstanding	67,503	204,572

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	829,019	466,852
Dividends reinvested	47,996	50,053
Shares redeemed	(756,932)	(688,639)
Net increase/(decrease) in shares outstanding	120,083	(171,734)
Class C
Shares sold	5,954	49,909
Dividends reinvested	6,249	7,146
Shares redeemed	(41,912)	(109,902)
Net decrease in shares outstanding	(29,709)	(52,847)
Class I
Shares sold	14,330,982	13,641,465
Dividends reinvested	1,160,478	1,086,009
Shares redeemed	(20,364,465)	(6,067,833)
Net increase/(decrease) in shares outstanding	(4,873,005)	8,659,641

Cullen Enhanced Equity Income Fund
Retail
Shares sold	74,499	170,854
Dividends reinvested	10,678	17,509
Shares redeemed	(73,376)	(160,532)
Net increase in shares outstanding	11,801	27,831
Class C
Shares sold	146,299	327,098
Dividends reinvested	13,096	15,813
Shares redeemed	(148,423)	(79,202)
Net increase in shares outstanding	10,972	263,709
Class I
Shares sold	1,488,517	2,472,531
Dividends reinvested	192,913	170,426
Shares redeemed	(1,274,541)	(520,498)
Net increase in shares outstanding	406,889	2,122,459

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2019 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$74,215,230	$140,908,800
Cullen High Dividend Equity Fund	651,679,586	800,364,059
Cullen Small Cap Value Fund	5,605,094	5,255,262
Cullen Value Fund	2,718,177	1,792,406
Cullen Emerging Markets High Dividend Fund	268,829,336	296,077,806
Cullen Enhanced Equity Income Fund	93,314,741	90,301,057

5. FEDERAL TAX INFORMATION

As of June 30, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized	Unrealized
	Income/(Loss)	Gain/(Loss)	Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$1,508,592	$(40,908,726)	$30,034,239	$(9,365,895)
Cullen High Dividend Equity Fund	–	12,971,214	689,071,352	702,042,566
Cullen Small Cap Value Fund	348	95,374	515,903	611,625
Cullen Value Fund	36,179	1,278,338	13,093,329	14,407,846
Cullen Emerging Markets High Dividend Fund	2,298,275	(64,197,501)	39,891,792	(22,007,434)
Cullen Enhanced Equity Income Fund	256,388	–	(1,974,417)	(1,718,029)

As of June 30, 2019 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross	Gross			Cost of
	Appreciation	Depreciation	Net		Investments for
	(excess of value	(excess of tax	Appreciation/(Depreciation)	Net Unrealized	Income Tax
	over tax cost)	cost over value)	of Foreign Currency	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$33,301,623	$(3,257,554)	$(9,830)	$30,034,239	$122,378,172
Cullen High Dividend Equity Fund	689,912,488	(864,277)	23,141	689,071,352	905,331,557
Cullen Small Cap Value Fund	641,306	(125,403)	–	515,903	3,540,181
Cullen Value Fund	13,554,770	(461,441)	–	13,093,329	24,726,248
Cullen Emerging Markets High Dividend Fund	52,622,674	(12,738,687)	7,805	39,891,792	297,125,620
Cullen Enhanced Equity Income Fund	161,790	(2,133,953)	(2,254)	(1,974,417)	50,477,300

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

Annual Report | June 30, 2019	63

Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, passive foreign investment companies and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Undistributed Net	Accumulated Net Realized
Fund	Paid-in Capital	Investment Income/(Loss)	Gain/(Loss)
Cullen International High Dividend Fund	$–	$(271,436)	$271,436
Cullen High Dividend Equity Fund	10,067,619	(1,294,567)	(8,773,052)
Cullen Small Cap Value Fund	–	(2)	2
Cullen Value Fund	–	–	–
Cullen Emerging Markets High Dividend Fund	–	176,761	(176,761)
Cullen Enhanced Equity Income Fund	–	1,493,989	(1,493,989)

At June 30, 2019, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

	No Expiration	No Expiration
Fund	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$32,700,960	$1,950,070	$34,651,030
Cullen High Dividend Equity Fund	–	–	–
Cullen Small Cap Value Fund	–	–	–
Cullen Value Fund	–	–	–
Cullen Emerging Markets High Dividend Fund	41,411,562	853,184	42,264,746
Cullen Enhanced Equity Income Fund	–	–	–

Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund generated capital loss carryovers during the period ended June 30, 2019 in the amount of $6,388,289 and $14,738,472, respectively.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $6,257,696 and $21,932,755, respectively, as having been incurred in the following fiscal year June 30, 2020.

The tax composition of dividends paid during the year ended June 30, 2019 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$7,004,750	$–
Cullen High Dividend Equity Fund	37,882,218	167,604,277
Cullen Small Cap Value Fund	102,324	106,334
Cullen Value Fund	633,656	–
Cullen Emerging Markets High Dividend Fund	13,726,865	–
Cullen Enhanced Equity Income Fund	2,702,804	47,560

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

The tax composition of dividends paid during the year ended June 30, 2018 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$6,885,326	$–
Cullen High Dividend Equity Fund	39,239,336	139,573,045
Cullen Small Cap Value Fund	32,722	642,695
Cullen Value Fund	503,026	2,057,975
Cullen Emerging Markets High Dividend Fund	13,958,037	–
Cullen Enhanced Equity Income Fund	2,612,786	206,308

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2018, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

Annual Report | June 30, 2019	65

Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

As of June 30, 2019, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2020	2021	2022
Cullen International High Dividend Fund
Retail	$82,067	$36,440	$23,838
Class C	7,111	6,769	8,188
Class I	395,222	505,336	547,846
Class R1	–	–	6
Class R2	–	–	27
Total	$484,400	$548,545	$579,905

Cullen High Dividend Equity Fund
Retail	$1,059,245	$817,204	$589,880
Class C	287,941	244,321	182,163
Class I	4,698,693	4,778,420	4,434,785
Class R1	1,725	326	319
Class R2	11,391	5,196	3,882
Total	$6,058,995	$5,845,467	$5,211,029

Cullen Small Cap Value Fund
Retail	$32,154	$31,934	$33,957
Class C	3,626	3,710	4,740
Class I	202,633	230,527	302,130
Total	$238,413	$266,171	$340,827

Cullen Value Fund
Retail	$6,339	$6,697	$9,085
Class C	4,270	4,271	3,850
Class I	315,159	349,176	431,378
Total	$325,768	$360,144	$444,313

Cullen Emerging Markets High Dividend Fund
Retail	$45,550	$46,120	$26,735
Class C	9,785	7,770	3,864
Class I	795,536	997,088	644,374
Total	$850,871	$1,050,978	$674,973

Cullen Enhanced Equity Income Fund
Retail	$30,477	$26,674	$20,624
Class C	25,236	47,424	53,061
Class I	223,010	318,314	429,931
Total	$278,723	$392,412	$503,616

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2019

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At June 30, 2019, the Cullen Small Cap Value Fund had two affiliated shareholders who held 59.62% and 12.52% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 17.84% and 7.17% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had one affiliated shareholder who held 18.54% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The Funds’ adoption of those amendments, included in these financial statements, had no effect on the Funds’ net assets or results of operations.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments had no effect on the Funds’ net assets or results of operations, but resulted in changes to the disclosures in Note 5.

Annual Report | June 30, 2019	67

Cullen Funds Trust	Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund (constituting Cullen Funds Trust, hereafter collectively referred to as the "Funds") as of June 30, 2019 , the related statements of operations for the year ended June 30, 2019, the statements of changes in net assets for each of the two years in the period ended June 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Denver, Colorado

August 27, 2019

We have served as the auditor of one or more investment companies in Cullen Funds Trust since 2000.

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Cullen Funds Trust	Additional Information
June 30, 2019 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

Unaudited Section Tax Designations

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $106,334; Cullen Enhanced Equity Fund designates $47,560 and Cullen High Dividend Equity Fund designates $167,604,277 as long-term capital gain distributions. For Cullen High Dividend Equity Fund, $8,776,572 of earnings and profits were distributed to shareholders on redemptions for the fiscal year ended June 30, 2019.

The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2018:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	20.03%	100.00%
Cullen High Dividend Equity Fund	100.00%	100.00%
Cullen Small Cap Value Fund	22.22%	22.22%
Cullen Value Fund	100.00%	100.00%
Cullen Emerging Markets High Dividend Fund	11.52%	86.06%
Cullen Enhanced Equity Fund	12.43%	13.98%

In early 2019, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2018 via Form 1099. The Funds will notify shareholders in early 2020 of amounts paid to them by the Funds, if any, during the calendar year 2019.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2019:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	745,854	9,313,805
Cullen Emerging Markets High Dividend Fund	1,468,438	19,895,583

Annual Report | June 30, 2019	69

Cullen Funds Trust	Board of Trustees
June 30, 2019 (Unaudited)

INTERESTED TRUSTEE
					Other
		Term of Office		No. of Funds	Directorships
Name, Address	Position(s)	and Length of		in Complex	held by
and Year of Birth	Held with Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	Chairman and CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Chairman and CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	6	None

INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 2010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	6	None

James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992.	6	None

Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	6	None

Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co,. Inc. 1970-1988.	6	None

Walter H Forman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2016	Diagnostic Radiologist. Co-owner of Palm Beach Radiology (Palm Beach Florida), a medical imaging center since June 2007.	6	None

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Cullen Funds Trust	Board of Trustees
June 30, 2019 (Unaudited)

OFFICERS
Other
	Position(s)	Term of Office		No. of Funds	Directorships
Name, Address	Held with	and Length of		in Complex	held by
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1970	Secretary	Since 2000	Executive Director, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Executive Director and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc. since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co. from July , 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, from September 2001 to February 2007.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

Annual Report | June 30, 2019	71

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2019 (Unaudited)

At the May 16, 2019 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in several executive sessions in the weeks prior to the Meeting and at the Meeting itself, and discussed the approval of the Investment Advisory Agreements with counsel at each such executive session, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fee the Adviser receives from each Fund; (iii) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering advisory arrangements under the 1940 Act; and (iv) a report containing data compiled by FUSE Research Network (“FUSE”), comparing the advisory fees and expenses of each Fund with fees and expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Adviser. In addition, the Independent Trustees submitted to the Adviser a list of queries regarding the operations, management and functions of the Adviser as they relate to the services provided under the Investment Advisory Agreements and received feedback from the Adviser at the executive session prior to the Meeting and at the Meeting itself on each such question submitted.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including, among other things: the nature, quality, and extent of the services provided to each Fund by the Adviser; the personnel and operations of the Adviser; the investment performance of the Funds and the Adviser; the cost of services to be provided and profitability of the Adviser under the Investment Advisory Agreements; and any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2020 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25%, respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, Class I, of the Fund to 1.25%, 2.00%, and 1.00%, respectively, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C, Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Equity Income Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

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Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2019 (Unaudited)

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that, except for the High Dividend Fund, the International Fund and the Value Fund, the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that the fees charged by all Funds were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

(c) The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment advisor to each Fund, including operational costs incurred.

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis and for the most recent fiscal year as a whole. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, Value Fund, and Equity Income Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

Annual Report | June 30, 2019	73

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code Of Ethics was filed as Exhibit 13(a)(1) to the registrants’ Certified Shareholder Report on Form N-CSR, File No. 811-09871, on September 7, 2018.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended June 30, 2019 and June 30, 2018, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $190,000 and $184,500, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended June 30, 2019 and June 30, 2018, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s fiscal years ended June 30, 2019 and June 30, 2018, aggregate fees of $77,120 and $74,875, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the registrant’s fiscal years ended June 30, 2019 and June 30, 2018, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant's principal auditors must be pre-approved by the registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for the fiscal years ended June 30, 2019 and June 30, 2018 were $0 and $0, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 13(a)(1) to the registrants’ Certified Shareholder Report on Form N-CSR, File No. 811-09871, on September 7, 2018.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 4, 2019

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	September 4, 2019